Operating Segments	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2022
Segment Reporting [Abstract]
Operating Segments

16.Operating Segments:

The Company measures its performance based on a single segment, which is the consolidated level used in internal management reports that are reviewed by the Company’s Chief Operating Decision Maker.

a)	Geographical information:

Revenue is attributed to geographical locations based on the origin of customers’ location:

	Three-month periods ended		Nine-month periods ended
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Canada	$1,347,700	$4,560,116	$7,074,759	$8,920,392
United States	10,597,392	9,831,143	32,626,483	27,643,347
Other countries	263,816	276,670	766,736	701,330
	$12,208,908	$14,667,929	$40,467,978	$37,265,069

Long-lived assets of the Company are located in the following geographical location:

	December 31,	March 31,
	2022	2022
Canada	$536,905	$20,724,674
United States	1,325,762	723,449
Total property, plant and equipment	$1,862,667	$21,448,123

	December 31,	March 31,
	2022	2022
Canada	$1,688,339	$2,353,054
United States	15,654,839	19,301,981
Total intangible assets	$17,343,178	$21,655,035

	December 31,	March 31,
	2022	2022
Canada	$2,424,414	$2,625,851
United States	11,971,966	19,542,437
Total goodwill	$14,396,380	$22,168,288

b)	Revenues

The Company derives revenue from the sales of goods which are recognized at a point in time as follows:

	Three-month periods ended		Nine-month periods ended
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
Nutraceutical products	$3,541,002	$3,927,334	$11,844,529	$11,168,555
Cannabis and hemp products	23,337	3,516,488	2,740,664	5,659,039
Food and beverages products	8,380,753	6,927,617	25,083,053	19,606,381
Innovation products	—	(344)	—	68,515
	$11,945,092	$14,371,095	$39,668,246	$36,502,490

23.Operating Segments:

The Corporation measures its performance based on a single segment, which is the consolidated level, as the previous segment income (loss) before corporate expenses is not used in internal management reports that are reviewed by the Corporation’s Chief Operating Decision Maker, management believing that such information is no longer relevant in evaluating the results of the Corporation.

a)	Geographical information:

Revenue is attributed to geographical locations based on the origin of customers’ location:

	Years ended
	March 31,	March 31,
	2022	2021
Canada	$12,447,125	$13,433,549
United States	35,330,138	20,857,092
Other countries	1,019,861	1,109,678
	$48,797,124	$35,400,319

b)	Information about major customers:

During the year ended March 31, 2022, the Corporation realized revenues amounting to $5,005,000 from one customer accounting for 10.26% of consolidated revenues. During the year ended March 31, 2021, the Corporation realized revenues amounting to $5,261,979 from one customer accounting for 14.86% of consolidated revenues.

c)	Revenues

The Corporation derives revenue from the sales of goods which are recognized at a point in time and the processing services which are recognized over time as follows:

	Years ended
	March 31,	March 31,
	2022	2021
Recognized at a point in time
Nutraceutical products	$13,622,744	$12,183,362
Cannabis and hemp products	7,779,092	314,827
Food and beverages products	26,220,519	2,403,075
Innovation products	73,473	10,960,359
Recognized over time
Processing services	—	8,400,024
	$47,695,828	$34,261,647

d)	Geographical information on long-lived assets:

Long-lived assets of the Corporation are located in the following geographical location:

	March 31,	March 31,
	2022	2021
Canada	$20,724,674	$35,644,781
United States	723,449	1,700,935
Total property, plant and equipment	$21,448,123	$37,345,716

	March 31,	March 31,
	2022	2021
Canada	$2,353,054	$3,792,982
United States	19,301,981	22,163,848
Total intangible assets	$21,655,035	$25,956,830

	March 31,	March 31,
	2022	2021
Canada	$2,625,851	$2,613,935
United States	19,542,437	22,839,437
Total goodwill	$22,168,288	$25,453,372